C1 Intangible assets	12 Months Ended
Dec. 31, 2018
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C1 Intangible assets

C1 Intangible assets

Intangible assets 2018

	Capitalized development expenses	Goodwill	IPR1), brands and other intangible assets
Cost
Opening balance	22,731	40,799	55,932
Acquisitions/capitalization	925	—	28
Balances regarding acquired/divested businesses 2)	—	911	451
Sales/disposals	–1,468	—	–41
Reclassification 3)	1,505	—	—
Translation difference	26	1,584	1,731

Closing balance	23,719	43,294	58,101
Accumulated amortizations
Opening balance	–13,677	—	–44,434
Amortizations	–2,559	—	–1,387
Sales/disposals	1,468	—	41
Translation difference	—	—	–1,497

Closing balance	–14,768	—	–47,277
Accumulated impairment losses
Opening balance	–4,460	–12,984	–7,350
Impairment losses	–254	–275	—

Closing balance	–4,714	–13,259	–7,350

Net carrying value	4,237	30,035	3,474

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see Note E2, “Business combinations.”
3)	Reclassification from inventory.

Intangible assets 2017

	Capitalized development expenses	Goodwill	IPR1), brands and other intangible assets
Cost
Opening balance	22,306	43,405	57,340
Acquisitions/capitalization	1,444	—	336
Balances regarding acquired/divested businesses 2)	—	–122	101
Sales/disposals	–1,019	—	–152
Translation difference	—	–2,484	–1,693

Closing balance	22,731	40,799	55,932
Accumulated amortizations
Opening balance	–12,015	—	–44,262
Amortizations	–2,681	—	–1,667
Sales/disposals	1,019	—	152
Translation difference	—	—	1,343

Closing balance	–13,677	—	–44,434
Accumulated impairment losses
Opening balance	–2,215	–18	–5,331
Impairment losses	–2,245	–12,966	–2,019

Closing balance	–4,460	–12,984	–7,350

Net carrying value	4,593	27,815	4,148

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see Note E2, “Business combinations.”

The total goodwill for the Company is SEK 30.0 (27.8) billion and is allocated to the operating segments Networks, with SEK 25.7 billion, Digital Services, with SEK 3.1 billion and segment Emerging Business and Other, with SEK 1.2 billion. Segment Managed Services does not carry goodwill. More information is disclosed in Note B1, “Segment information.”

Write-down during 2018

In Digital Services there was an impairment write-down of SEK 0.3 billion related to capitalized development expenses triggered by a change in the Business Support System (BSS) strategy, which is reported on line item Research and development expenses. In segment Emerging Business and Other for the Cash Generating Unit, CGU, Edge Gravity there was a goodwill impairment write-down of SEK 0.3 billion triggered by a change in business strategy, which is reported on line item Other operating expenses. There is no remaining goodwill for this CGU.

Write-down during 2017

The impairment write-down of SEK 13.0 billion was triggered by the focused business strategy and the new organizational structure implemented and externally communicated during the year. In Digital Services the strategy was shifted from a services-lead to a product-lead strategy, and actions include accelerating the introduction of the new products, streamlining the services organization and tightening the contract scoping as the sales of legacy products and related services decline in 2017. For the Media Business strategic opportunities was explored. These changes have significantly impacted the approved business plans and have had a significant impact on the estimated future cash flows used for calculating the recoverable amounts.

Goodwill allocation

The goodwill allocation has not changed since last year when a reallocation of goodwill was made between the different Cash Generating Units, CGUs. The goodwill increase during the year through acquisitions has been allocated to CGU Digital Services and CGU EMODO, within segment Emerging Business and Other.

Impairment tests

Each operating segment is a CGU, except for segment Emerging Business and Other which consists of five CGUs. The value in use method has been used for goodwill impairment testing, which means that the recoverable amounts for CGUs are established as the present value of expected future cash flows based on five-year business plans approved by management. Except for one CGU within segment Emerging Business and Other, where fair value less cost of disposal has been used.

Estimation of future cash flows includes assumptions mainly for the following key financial parameters:

•	Sales growth

•	Development of operating income (based on operating margin or cost of goods sold and operating expenses relative to sales)

•	Related development of working capital and capital expenditure requirements.

The assumptions regarding industry-specific market drivers and market growth are based on industry sources as input to the projections made within the Company for the development 2019–2023 for key industry parameters:

•	By 2023, less than 35 years after the introduction of digital mobile technology, it is predicted that there will be 8.8 billion mobile subscriptions.

•	The number of mobile subscriptions is estimated to grow from around 8.0 billion by the end of 2018 to around 8.8 billion by the end of 2023. Out of all mobile subscriptions, 6.9 billion will be associated with a smartphone. The number of 5G subscriptions is forecasted to reach 1 billion by the end of 2023.

•	By 2023, over 30 billion connected devices are forecasted, of which around 20 billion will be related to Internet of Things, IoT. Connected IoT devices include connected cars, machines, meters, sensors, point-of-sale terminals, consumer electronics and wearables.

•	Mobile data traffic volume is estimated to increase by around four times in the period 2018–2023. The mobile traffic is driven by smartphone users and video traffic. Smartphone traffic will grow by around four times, and mobile video traffic is forecast to grow by around 40% annually through 2023 to account for approximately 75% of all mobile data traffic.

The assumptions are also based upon information gathered in the Company’s long-term strategy process, including assessments of new technology, the Company’s competitive position and new types of business and customers, driven by the continued integration of telecom and data.

For the value in use method the impairment testing is based on specific estimates for the first five years and with a reduction of nominal annual growth rate to an average GDP growth of 1% (1%) per year thereafter. An after-tax discount rate of 8.8% (8.5%) has been applied for the discounting of projected after-tax cash flows. The same rate has been applied for all CGUs, since there is a high degree of integration between them. In addition, when a reasonably higher discount rate of 11.5% has been applied in the impairment tests headroom is positive for all CGUs using this method.

For the CGU Media Solutions the fair value less cost of disposal method has been used, which has been classified as level 3 in the fair value hierarchy.

The Company’s discounting is based on after-tax future cash flows and after-tax discount rates. This discounting is not materially different from a discounting based on before-tax future cash flows and before-tax discount rates, as required by IFRS. In Note A1, “Significant accounting policies,” and Note A2, “Critical accounting estimates and judgments,” further disclosures are given regarding goodwill impairment testing. The assumptions for 2017 are disclosed in Note C10, “Intangible assets” in the Annual Report of 2017.